EQUITY RESERVES-based compensation (Narrative) (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options authorized under stock option plan as a percentage of issued and outstanding common shares	10.00%